AB EQUITY FUNDS

- AB Growth Fund
Class A (Ticker: AGRFX); Class C (Ticker: AGRCX); Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund
Class A (Ticker: APGAX); Class C (Ticker: APGCX); Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

- AB Concentrated Growth Fund
Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX); Class Z (Ticker: WPSZX)

- AB Discovery Growth Fund
Class A (Ticker: CHCLX); Class C (Ticker: CHCCX); Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX); Class Z (Ticker: CHCZX)

- AB Small Cap Growth Portfolio
Class A (Ticker: QUASX); Class C (Ticker: QUACX); Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Select US Equity Portfolio
Class A (Ticker: AUUAX); Class C (Ticker: AUUCX); Advisor Class (Ticker: AUUYX); Class I (Ticker: AUUIX)

- AB Select US Long/Short Portfolio
Class A (Ticker: ASLAX); Class C (Ticker: ASCLX); Advisor Class (Ticker: ASYLX); Class I (Ticker: ASILX)

- AB Sustainable Global Thematic Fund
Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Class I (Ticker: AGTIX); Advisor Class (Ticker: ATEYX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund
Class A (Ticker: AWPAX); Class C (Ticker: AWPCX); Class I (Ticker: AWPIX); Advisor Class (Ticker: AWPYX); Class Z (Ticker: AWPZX)

- AB Global Core Equity Portfolio
Class A (Ticker: GCEAX); Class C (Ticker: GCECX); Advisor Class (Ticker: GCEYX)

- AB International Growth Portfolio
Class A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

(the “Funds”)

Supplement dated August 6, 2026 to the Statement of Additional Information (“SAI”) of the Funds dated October 31, 2025, as revised January 14, 2026, as amended.

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The following disclosure is added as the last paragraph under the heading “Non-Fundamental Investment Policies” in the “Investment Restrictions” section of the SAI.

In general, for the purpose of applying percentage limitations with respect to concentration, the percentage limitation shall be applied after the acquisition of a security, and when considering the “industry” or group of industries to which a particular investment belongs, a Fund may rely upon industry, sector, group, sub-industry, sub-sector or sub-group classifications, which may be based upon published available industry classification data including but not limited to the Global Industry Classification Standard as well as other published standards or hierarchies. From time to time, the Adviser may determine, acting in good faith and based on its own analysis, that a particular industry group or sub-group may be so broad that the economic characteristics of issuers within the group differ materially, or that a published classification of a particular issuer within a group is unreliable. In such a case, the Adviser may reclassify the issuer into a different industry or group of industries for purposes of applying percentage limitations.

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This Supplement should be read in conjunction with the SAI for the Funds.

You should retain this Supplement with your SAI(s) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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